AXP(SM)
Tax-Exempt
Bond Fund

1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) padlock

AXP Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS(R) (logo)

Dual Purpose Benefit

Most of the public facilities that we take for granted-- schools, water and sewer systems, highways, government buildings-- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including AXP Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.

AXP TAX-EXEMPT BOND FUND (This annual report isnot part of the prospectus.)

Table of Contents


1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            11
Financial Statements                                    12
Notes to Financial Statements                           15
Investments in Securities                               21
Federal Income Tax Information                          40

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 5p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Transactions through Third Parties                   14p
Sales Charges                                        14p
Exchanging/Selling Shares                            19p
Distributions and Taxes                              24p
Other Information                                    26p
Financial Highlights                                 27p
Appendix                                             29p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,



Arne H. Carlson


(picture of) Terry Seierstad
Terry Seierstad
Portfolio manager

From the Portfolio Manager

Rising interest rates led to a somewhat higher yield for AXP Tax-Exempt Bond Fund during the past fiscal year -- December 1998 through November 1999. However, because the interest-rate trend resulted in a decline in net asset value, the Fund's Class A shares (excluding the sales charge) experienced a loss of 3.22% on a total-return basis for the 12 months.

AXP TAX-EXEMPT BOND FUND  (This annual report is not part of the prospectus.)

The bond market was coming off a strong rally when the period began. But the mood in the market quickly switched from positive to negative as fixed-income investors began to worry that economic growth in the U.S. was too strong and might soon spark a fire under inflation. That led to increased selling pressure in the bond market, which was later reinforced by three increases in short-term interest rates by the Federal Reserve Board. As a result, aside from occasional, brief reversals, long-term interest rates rose throughout the period, driving down bond prices in the process.

While municipal bonds were less affected than some sectors of the market, including U.S. Treasury bonds, they did experience considerable price erosion. To counter that trend, early in the period I raised the level of cash reserves in the portfolio, which provided a bit of a cushion for the net asset value. As the period progressed, I put most of that cash to work by buying bonds, whose yields had risen to attractive levels.

SUPPLY AND DEMAND
Working in municipal bonds' favor in the first half of the period was a decrease in the supply of new issues, which lent some price support to that sector of the market. The supply situation later reversed, though, and was compounded by a decline in demand on the part of institutional investors.

Much of the trading activity in the portfolio, especially last summer and fall, centered on tax-loss selling -- selling bonds that had dropped in value in order to offset gains realized in older bonds that were called (redeemed ahead of their maturity dates) by their issuers. The ultimate result was that the Fund virtually eliminated a substantial capital gain that had built up in recent years and which the Fund would have been required to distribute to shareholders as taxable income.

As we begin a new fiscal year, I expect investors' concerns about inflation and interest rates to keep the bond market off balance for a time yet. But as the year progresses, I think we'll see evidence that the economy is cooling down, which in turn would likely bring a more positive tone to the market. In the end, if that outlook proves to be reasonably accurate, the Fund should be able to enjoy better overall performance.



Terry Seierstad

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                  $3.84
Nov. 30, 1998                                                  $4.18
Decrease                                                       $0.34

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                    $0.21
From capital gains                                             $ --
Total distribution                                             $0.21
Total return*                                                 -3.22%**

Class B -- 12-month performance

(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                  $3.84
Nov. 30, 1998                                                  $4.18
Decrease                                                       $0.34

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                    $0.18
From capital gains                                             $ --
Total distribution                                             $0.18
Total return*                                                 -3.97%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                  $3.83
Nov. 30, 1998                                                  $4.18
Decrease                                                       $0.35

Distributions -- Dec. 1, 1998 - Nov. 30, 1999
From income                                                    $0.21
From capital gains                                             $ --
Total distribution                                             $0.21
Total return*                                                 -3.32%**


*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP TAX-EXEMPT BOND FUND  (This annual report is not part of the prospectus.)


The 10 Largest Holdings

                                                                     Percent                               Value
                                                                 (of net assets)                   (as of Nov. 30, 1999)
San Antonio Texas Water Refunding Revenue Bonds
 6.40% 2007                                                            2.89%                            $26,463,250

Chicago Illinois Public Building Commission
Building Revenue Bonds Chicago Board of Education
Series 1990A Escrowed to Maturity
 6.50% 2018                                                            2.57                              23,549,585

New York State Urban Development Capital
Correctional Facilities Revenue Bonds 4th Series 1993
 5.38% 2023                                                            2.34                              21,445,645

Georgia Municipal Electric Authority Special Obligation
Bonds Project 1 4th Crossover Series 1997X
 6.50% 2020                                                            2.30                              21,062,779

King County Washington Unlimited Tax General Obligation
Bonds Issaquah School District 411 Series 1992
 6.38% 2008                                                            1.98                              18,119,388

New York State Dormitory Authority State Courts
Facilities Lease Revenue Bonds Series 1993A
 5.25% 2021                                                            1.93                              17,718,399

New York State Mortgage Agency Homeowner Mortgage
Refunding Revenue Bonds Series 1991TT
 7.50% 2015                                                            1.81                              16,552,983

New Jersey Turnpike Authority Revenue Bonds
Series 1991C
 6.50% 2005                                                            1.80                              16,544,320

Phoenix Arizona Industrial Development Authority
Single Family Mortgage Revenue Capital Appreciation
Bonds Zero Coupon Escrowed to Maturity
 6.69% 2014                                                            1.80                              16,491,930

Rochester Minnesota Health Care Facilities Revenue Bonds
Mayo Foundation Series 1992A
 4.95% 2019                                                            1.42                              12,979,349

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(Icon of a pie chart)

The 10 holdings listed here make up 20.84% of net assets


(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP TAX-EXEMPT BOND FUND  (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

$20,000

                              Lehman Brothers
                        Municipal Bond Index    X
                                      X        Lipper General           X
                                             Municipal Debt Index       $17,086
$10,000                                                          AXP Tax-Exempt
                                                                      Bond Fund
                                                                        Class A
$9,500                  (The printed version of this chart contains
                         a line graph with three lines corresponding to the two Indexes and Fund noted above.)



'89     '90    '91    '92    '93    '94    '95    '96    '97    '98    '99


Average annual total returns (as of Nov. 30, 1999)


              1 year      5 years       10 years         Since inception*
Class A       -8.06%      +5.96%         +5.50%                --%
Class B       -7.64%         --%            --%             +4.06%
Class Y       -3.32%         --%            --%             +5.29%

*Inception date was March 20, 1995.

Assumes: Holding period from 12/1/89 to 11/30/99. Returns do not reflect taxes payable on distributions. Reinvestments of all income and capital gain distributions for the Fund has a value of $8,640. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, Lehman Brothers Municipal Bond Index and Lipper General Municipal Debt Index. In comparing AXP Tax-Exempt Bond Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charges up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper General Municipal Debt Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP TAX-EXEMPT BOND FUND   (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #46  to
Registration Statement No. 2-57328 filed on or about January 26, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Tax-Exempt Bond Fund
Fiscal year ended Nov. 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share
Dec. 22, 1998                                                  $ 0.01571
Jan. 25, 1999                                                    0.01996
Feb. 25, 1999                                                    0.01816
March 24, 1999                                                   0.01560
April 26, 1999                                                   0.01854
May 27, 1999                                                     0.01748
June 23, 1999                                                    0.01565
July 26, 1999                                                    0.01876
Aug. 26, 1999                                                    0.01751
Sept. 22, 1999                                                   0.01571
Oct. 25, 1999                                                    0.01941
Nov. 23, 1999                                                    0.01575
Total                                                           $0.20824

Taxable dividend -- income distribution.

Payable date                                                   Per share
Dec. 22, 1998                                                   $0.00020
Total distributions                                             $0.20844

AXP TAX-EXEMPT BOND FUND  (This annual report is not part of the prospectus.)

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share
Dec. 22, 1998                                                  $ 0.01329
Jan. 25, 1999                                                    0.01705
Feb. 25, 1999                                                    0.01572
March 24, 1999                                                   0.01311
April 26, 1999                                                   0.01568
May 27, 1999                                                     0.01484
June 23, 1999                                                    0.01339
July 26, 1999                                                    0.01601
Aug. 26, 1999                                                    0.01497
Sept. 22, 1999                                                   0.01353
Oct. 25, 1999                                                    0.01676
Nov. 23, 1999                                                    0.01345
Total                                                           $0.17780

Taxable dividend -- income distribution.

Payable date                                                   Per share
Dec. 22, 1998                                                   $0.00020
Total distributions                                             $0.17800

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

Class Y

Exempt-interest dividends -- taxable status explained below.

Payable date                                                   Per share
Dec. 22, 1998                                                  $ 0.01594
Jan. 25, 1999                                                    0.02025
Feb. 25, 1999                                                    0.02058
March 24, 1999                                                   0.01585
April 26, 1999                                                   0.01821
May 27, 1999                                                     0.01775
June 23, 1999                                                    0.01589
July 26, 1999                                                    0.01925
Aug. 26, 1999                                                    0.01802
Sept. 22, 1999                                                   0.01615
Oct. 25, 1999                                                    0.01999
Nov. 23, 1999                                                    0.01622
Total                                                           $0.21410

Taxable dividend -- income distribution.

Payable date                                                   Per share
Dec. 22, 1998                                                   $0.00020
Total distributions                                             $0.21430

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

AXP TAX-EXEMPT BOND FUND  (This annual report is not part of the prospectus.)

Source of income by state

Percentages of income from municipal securities earned b y the Fund from various states during the year ended Nov. 30, 1999 are listed below.

Alabama                               0.549%
Alaska                                0.616
Arizona                               6.109
California                            7.879
Colorado                              2.345
Connecticut                           0.884
Delaware                              0.200
Florida                               3.101
Georgia                               3.079
Hawaii                                0.664
Idaho                                 0.399
Illinois                             10.774
Indiana                               1.762
Iowa                                  0.320
Kentucky                              1.222
Louisiana                             2.165
Maryland                              2.812
Massachusetts                         2.899
Michigan                              2.799
Minnesota                             3.027
Mississippi                           0.345
Missouri                              1.296
Nebraska                              0.498
New Hampshire                         0.109
New Jersey                            1.791
New Mexico                            0.013
New York                             10.791
North Carolina                        3.291
North Dakota                          0.470
Ohio                                  1.276
Oklahoma                              0.391
Pennsylvania                          4.208
Rhode Island                          0.171
South Carolina                        0.657
South Dakota                          0.121
Tennessee                             0.250
Texas                                10.529
Vermont                               0.253
Virginia                              0.640
Washington                            4.940
Washington, DC                        2.340
West Virginia                         1.195
Wisconsin                             0.171
Wyoming                               0.649

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

American
Express(R)
Funds

AXP  Tax-Exempt  Bond  Fund
IDS  Tower  10
Minneapolis, MN 55440-0010


Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


AMERICAN EXPRESS(R) (logo)

S-6310  R(1/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.